Debt (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 25, 2020	Nov. 30, 2019	Nov. 20, 2019	Sep. 26, 2021	Jun. 27, 2021
Debt (Details) [Line Items]
Incremental liquidity facility amount	$ 150,000
Maturity date	Jul. 03, 2024	Jul. 03, 2022
Maturity date	3.00%			1.00%	1.00%
Loan utilized closing amount	$ 45,000
Remaining available subject to approval amount	$ 105,000
Incremental term loan amount			$ 105,000
Repayments of lien credit facility			812,850
Lien credit principal payments			$ 2,053
Remaining balance maturing and fully payable			Jul. 03, 2024
Credit agreement amount		$ 50,000
Letters of credit outstanding amount					$ 9,100
Borrowings amount					40,900
Borrowings outstanding				$ 39,853	$ 39,853
Federal funds effective rate, description				(a) the Federal Funds Effective Rate in effect on such day plus 0.50%, (b) to the extent ascertainable, the Published LIBOR Rate plus 1.00%, (c) the Prime Rate and (d) solely with respect to the expanded term loan under the July 2018 Credit Agreement, 2.00%.	(a) the Federal Funds Effective Rate in effect on such day plus 0.50%, (b) to the extent ascertainable, the Published LIBOR Rate plus 1.00%, (c) the Prime Rate and (d) solely with respect to the expanded term loan under the July 2018 Credit Agreement, 2.00%.
Minimum [Member]
Debt (Details) [Line Items]
Maturity date				3.75%	3.75%
Maximum [Member]
Debt (Details) [Line Items]
Maturity date				4.25%	4.25%